PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,747,316	$ 1,714,527
Accumulated depreciation	(404,009)	(283,677)
Total net property, plant and equipment	1,343,307	1,430,850
Depreciation	120,104	61,551	$ 24,634
Incremental depreciation charge	$ 41,100	29,600
Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	2 years
Land and land improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 573,008	544,057
Land and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Land and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 401,851	399,392
Buildings and leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Buildings and leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 390,397	368,754
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	25 years
Computer software
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 68,820	65,036
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	10 years
Vessels and containers
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 217,963	233,376
Vessels and containers | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	1 year
Vessels and containers | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment	30 years
Machinery and equipment and vessel containers under finance leases
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 37,706	48,195
Construction in progress
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 57,571	$ 55,717